Finance income	12 Months Ended
Dec. 31, 2022
Finance income [Abstract]
Finance income
7.	Finance income

	2022	2021	2020
	£’000	£’000	£’000
Interest on cash and cash equivalents and other receivables	3,154	21	668
Gain on entering into sub-leases on leasehold properties	—	—	215
Interest on investment in sub-lease	—	26	38
Gain from change in fair value of derivative liability	—	—	1,287
	3,154	47	2,208

The derivative liability represented a foreign exchange call option over certain series B shares which was settled in full in March 2020, resulting in a gain of £1,287,000 based on the fair value as at derecognition, and a credit to equity of £3,840,000.